Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended
	Aug. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.31%	12.73%	12.44%
Oakhurst Strategic Defined Risk Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.05%	8.05%	6.23%
Performance Inception Date	May 10, 2017
Oakhurst Strategic Defined Risk Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.99%	6.25%	4.89%
Oakhurst Strategic Defined Risk Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.79%	5.67%	4.46%